Document and Entity Information	6 Months Ended
Jul. 31, 2012
Document And Entity Information Abstract
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct 9, 2012
Entity Registrant Name	JAMMIN JAVA CORP.
Entity Central Index Key	0001334586
Entity Filer Category	Smaller Reporting Company

BALANCE SHEETS (USD $)	Jul. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Current Assets:
Cash	$ 301,551	$ 835,878	$ 2,467
Accounts receivable	385,615	34,782	326
Prepaid expenses	174,789	144,726	211,130
Other current assets	52,627	41,560	6,707
Total Current Assets	914,582	1,056,946	220,630
Property and equipment, net	22,045	9,903	555
License agreement	766,000	766,000	640,000
Deferred financing costs	91,406
Total Assets	1,794,033	1,832,849	861,185
Current Liabilities:
Accounts payable	433,819	22,485	24,061
Accrued expenses	112,122	14,723
Notes payable - related party	31,550	51,275
Secured promissory note, net of discount of $59,850 and $-0-, respectively	290,150
Notes payable - current	6,406
Derivative liability	59,850
Advances from related parties			47,936
Total Current Liabilities	933,897	88,483	71,997
Total Liabilities	933,897	88,483	71,997
Stockholders' Equity:
Common stock, $.001 par value, 5,112,861,525 shares authorized	76,744	76,744	69,297
Additional paid-in capital	5,704,668	4,708,487	1,294,717
Accumulated deficit	(4,921,276)	(3,040,865)	(574,826)
Total Stockholders' Equity	860,136	1,744,366	789,188
Total Liabilities and Stockholders' Equity	$ 1,794,033	$ 1,832,849	$ 861,185

BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
BALANCE SHEETS [Abstract]
Secured promissory note, discount	$ 59,850	$ 0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	5,112,861,525	5,112,861,525	5,112,861,525
Common stock, shares issued	76,744,150	76,744,150	69,297,650
Common stock, shares outstanding	76,744,150	76,744,150	69,297,650

STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
STATEMENTS OF OPERATIONS [Abstract]
Revenue	$ 559,485	$ 43,742	$ 869,099	$ 71,697	$ 402,698	$ 1,037
Cost of sales:
Cost of sales products	492,728	46,291	727,261	69,475	340,395	1,691
Total costs of sales	492,728	46,291	727,261	69,475	340,395	1,691
Net revenue	66,757	(2,549)	141,838	2,222	62,303	(654)
Operating Expenses:
Compensation and benefits	635,066		1,210,729		939,317
Selling and marketing	124,994	50,353	302,772	70,223	221,888	3,993
General and administrative	277,712	432,159	493,772	598,077	1,369,372	146,588
Total operating expenses	(1,037,772)	(482,512)	(2,007,273)	(668,300)	(2,530,577)	(150,581)
Other income (expense):
Interest income	103	970	413	970	2,474
Interest (expense)	(15,320)	(69)	(15,389)	(103)	(239)
Total other income (expense)	(15,217)	901	(14,976)	867	2,235
Net Loss	$ (986,232)	$ (484,160)	$ (1,880,411)	$ (665,211)	$ (2,466,039)	$ (151,235)
Net loss per share:
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ 0
Weighted average common shares outstanding - basic and diluted	76,744,150	74,275,802	76,744,150	72,003,658	74,393,386	95,508,310

STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Services [Member]	Cash [Member]	Common Stock [Member]	Common Stock [Member] Services [Member]	Common Stock [Member] Cash [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Services [Member]	Additional Paid-in Capital [Member] Cash [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] Services [Member]	Subscription Receivable [Member] Cash [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Services [Member]	Accumulated Deficit [Member] Cash [Member]
Balance at Jan. 31, 2010	$ (16,077)			$ 98,910			$ 358,604			$ (50,000)			$ (423,591)
Balance, shares at Jan. 31, 2010				98,910,594
Shares issued for license acquistion (Note 3)	640,000			1,000			639,000
Shares issued for license acquistion, shares (Note 3)				1,000,000
Subscriptions received	50,000									50,000
Shares returned to treasury				(30,923)			30,923
Shares returned to treasury, shares				(30,922,944)
Proceeds from sales of common stock	65,000						65,000
Issuance of common stock		201,500			310			201,190
Issuance of common stock, shares					310,000
Net loss	(151,235)												(151,235)
Balance at Jan. 31, 2011	789,188			69,297			1,294,717						(574,826)
Balance, shares at Jan. 31, 2011				69,297,650
Shares issued for license acquistion (Note 3)	1,000			1,000
Shares issued for license acquistion, shares (Note 3)				1,000,000
Issuance of common stock		21,900	2,459,000		20	6,427		21,880	2,452,573
Issuance of common stock, shares					20,000	6,426,500
Stock based compensation	939,317						939,317
Net loss	(2,466,039)												(2,466,039)
Balance at Jan. 31, 2012	$ 1,744,366			$ 76,744			$ 4,708,487						$ (3,040,865)
Balance, shares at Jan. 31, 2012				76,744,150

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Cash Flows From Operating Activities:
Net loss	$ (1,880,411)	$ (665,211)	$ (2,466,039)	$ (151,235)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services		21,900	21,900	6,500
Option expenses	996,181		939,317
Depreciation	2,622	833	2,341	740
Amortization of common stock for services		56,875	56,875
Amortization of debt discount and deferred financing costs	13,542
Changes in:
Accounts receivable	(350,833)	(4,284)	(34,456)
Prepaid expenses and other current assets	11,497	11,298	(12,824)	(23,163)
Accounts payable	411,334	13,683	13,147	17,087
Accrued expenses	(2,601)
Derivative liability	59,850
Net cash used in operating activities	(738,819)	(564,906)	(1,479,739)	(150,071)
Cash Flows Used in Investing Activities:
Purchases of property and equipment	(14,764)	(5,000)	(11,689)
Net cash used in investing activities	(14,764)	(5,000)	(11,689)
Cash Flows From Financing Activities:
(Repayment) advances from related parties			(47,936)	10,025
Repayment of notes payable - related party	(19,725)	(47,936)	(74,725)
Proceeds from sale of common shares		2,460,000	2,460,000	115,000
Financing on promissory note	350,000
Payment of financing costs	(57,575)
Financing on short term debt	(53,444)	(8,618)
Repayment of short term debt			(12,500)
Net cash provided by financing activities	219,256	2,403,446	2,324,839	125,025
Net change in cash	(534,327)	1,833,540	833,411	(25,046)
Cash at beginning of period	835,878	2,467	2,467	27,513
Cash at end of period	301,551	1,836,007	835,878	2,467
Supplemental Cash Flow Information:
Cash paid for interest	103	103	103
Cash paid for income taxes
Non-Cash Financing and Investing Transactions:
Acquisition of perpetual license with common shares				640,000
Financed insurance policy	$ 15,280	$ 12,500		$ 195,500

Basis of Presentation	6 Months Ended
Jul. 31, 2012
Basis of Presentation [Abstract]
Basis of Presentation

Note 1. Basis of Presentation

The accompanying unaudited interim financial statements of Jammin Java Corp. (the "Company") have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission ("SEC") and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's latest Annual Report filed with the SEC on Form 10-K. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year or any other future period. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the most recent fiscal year as reported in the Company's Annual Report on Form 10-K have been omitted. The accompanying balance sheet at January 31, 2012 has been derived from the audited balance sheet at January 31, 2012 contained in such Form 10-K.

As used in this Quarterly Report, the terms "we," "us," "our," and "Company" mean Jammin Java Corp., unless otherwise indicated. All dollar amounts in this Quarterly Report are in U.S. dollars unless otherwise stated.

Business Overview and Summary of Accounting Policies	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Business Overview and Summary of Accounting Policies [Abstract]
Business Overview and Summary of Accounting Policies

Note 2. Business Overview and Summary of Accounting Policies

The Company was incorporated in Nevada on September 2004 under the name "Global Electronic Recovery Corp." In February 2008, the Company changed its name to "Marley Coffee Inc." when it merged its then newly formed subsidiary, "Marley Coffee Inc." into the Company. In July 2009, the Company changed its name to "Jammin Java Corp." when it merged its then newly formed subsidiary, Jammin Java Corp., into the Company. The Company's common stock is quoted on the Over-The-Counter Bulletin Board ("OTCBB"), a regulated quotation service that displays real-time quotes, last-sale prices, and volume information in over-the-counter equity securities, under the symbol "JAMN."

Jammin Java, doing business as Marley Coffee, is a United States (U.S.)-based company that provides sustainably grown, ethically farmed and artisan roasted gourmet coffee through multiple U.S. and international distribution channels, using the Marley Coffee brand name. U.S. and international grocery retail channels have grown to become the Company's largest revenue channels, followed by online retail, office coffee services (referred to herein as OCS), food service and licensing. The Company intends to continue to develop these revenue channels and achieve a leadership position by capitalizing on the global recognition of the Marley name through the licensing of the Marley Coffee trademarks.

Reclassifications. Certain prior year amounts have been reclassified to conform with the current year presentation for comparative purposes.

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates.

The Company has adopted a single definition of fair value, a framework for measuring fair value, and expanded disclosures concerning fair value. In this valuation, the exchange price is the price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date and fair value is a market-based measurement and not an entity-specific measurement.

The Company utilizes the following hierarchy in fair value measurements:

·	Level 1 - Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

·	Level 2 - Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

·	Level 3 - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability

Cash and Cash Equivalents. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At July 31, 2012, the Company invested approximately $240,000 in a money market account with an average market yield of 0.20%. Interest income of $413 was recognized for the six months ended July 31, 2012. As of July 31, 2012, the Company held no auction rate securities.

Revenue Recognition. All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and ability to collect is reasonably assured. Revenue is derived from the sale of coffee products and is recognized on a gross basis upon shipment.

The Company utilizes a third party for the production and fulfillment of orders placed by customers. The Company acts as a principal, takes title to the products, and has the risks and rewards of ownership, such as the risks of loss for collection, delivery and returns.

Allowance for Doubtful Accounts. The Company does not require collateral from its customers with respect to accounts receivable. The Company determines any required allowance by considering a number of factors, including the length of time accounts receivable are past due. The Company provides reserves for accounts receivable when they become uncollectible. The Company has determined that no allowance for doubtful accounts was required at July 31, 2012.

Property and Equipment. Equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs, as incurred, are charged to expense. Renewals and enhancements which extend the life or improve existing equipment are capitalized. Upon disposition or retirement of equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are three years.

Depreciation was $2,622 and $833 for the three months ended July 31, 2012 and 2011, respectively.

Impairment of Long-Lived Assets. Long-lived assets consist of a license agreement (See Note 4). The license agreement is reviewed for impairment at least annually whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written down to their estimated fair values. Management evaluated the carrying value of the license and determined that no impairment existed at July 31, 2012.

Stock-Based Compensation. Pursuant to the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 718-10, "Compensation - Stock Compensation," which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

Common stock issued for services to non-employees is valued at the market value of the stock on the date of issuance or the value of the services, whichever is more clearly determinable. If the total value exceeds the par value of the stock issued, the value in excess of the par value is added to the additional paid-in-capital account. We estimate volatility of our publicly-listed common stock by considering historical stock volatility.

Income Taxes. The Company follows ASC 740, Income Taxes. Deferred tax assets or liabilities are recorded to reflect the future tax consequences of temporary differences between the financial reporting basis of assets and liabilities and their tax basis at each reporting period. These amounts are adjusted, as appropriate, to reflect enacted changes in tax rates expected to be in effect when the temporary differences reverse.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Earnings or Loss Per Common Share. Basic earnings per common share equals net earnings or loss divided by the weighted average of shares outstanding during the year. Diluted earnings per share includes the impact on dilution from all contingently issuable shares, including options, warrants and convertible securities. The common stock equivalents from contingent shares are determined by the treasury stock method. The Company incurred a net loss for the three months and six months ended July 31, 2012 and 2011 respectively, and therefore, basic and diluted earnings per share for those periods are the same since all potential common equivalent shares would be anti-dilutive including 7,700,000 options as of July 31, 2012.

Recently Issued Accounting Pronouncements. In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08, Goodwill and Other (Topic 350): Testing Goodwill and Other Assets for Impairment, which simplifies goodwill and other asset impairment tests. The new guidance states that a qualitative assessment may be performed to determine whether further impairment testing is necessary and is effective beginning fiscal years and interim periods beginning after December 15, 2011. The impact of adopting this ASU was not material to the Company's financial position or results of operations.

Accounting standards that have been issued by the FASB or other standards setting bodies that do not require adoption until a future date are being evaluated by the Company to determine whether adoption will have a material impact on the Company's financial statements.

NOTE 1-BUSINESS OVERVIEW AND SUMMARY OF ACCOUNTING POLICIES

Jammin Java Corp. (the "Company" or "Jammin Java"), operates as a United States (U.S.) based company providing premium roasted coffee on a wholesale level to the grocery, retail, online, service, hospitality, office coffee service and big box store industry. Through the use of distributor partnerships, we have the exclusive right to manufacture and market our coffee lines to gourmet, natural and independent grocery markets in the U.S., Canada, Mexico and the Caribbean and the non-exclusive right worldwide.

As used in this Annual Report, the terms "we," "us," "our," and "Company" mean Jammin Java Corp., unless otherwise indicated. All dollar amounts in these financial statements are in U.S. dollars unless otherwise stated.

Jammin Java was incorporated on September 27, 2004 in Nevada under its former name "Global Electronic Recovery Corp." On October 23, 2007, our Board of Directors (the "Board") approved a 22.723829 for one (1) forward stock split of our authorized, issued and outstanding shares of common stock (the "2007 Forward Split") and amended our Articles of Incorporation by the filing of a Certificate of Change with the Secretary of State of Nevada on September 11, 2007. As a result of the 2007 Forward Split, our authorized capital increased from 75,000,000 to 1,704,287,175 shares of common stock with a par value of $0.001 each.

On February 5, 2008, we incorporated a subsidiary named Marley Coffee Inc. On February 25, 2008, we changed our name from "Global Electronic Recovery Corp." to "Marley Coffee Inc." when we merged our subsidiary, Marley Coffee Inc., into our Company. Effective July 13, 2009, we formed and merged our then newly-formed subsidiary, Jammin Java Corp., into our Company and changed our name from "Marley Coffee Inc." to "Jammin Java Corp." Our common stock has, since September 17, 2009, been quoted on the Over-the-Counter Bulletin Board ("OTCBB") under the symbol "JAMN."

On January 10, 2010, the Board approved a three (3) for one (1) forward stock split of our authorized, issued and outstanding shares of common stock (the "2010 Forward Split" and, collectively with the 2007 Forward Split, the "Stock Splits"). We amended our Articles of Incorporation by the filing of a Certificate of Change with the Nevada Secretary of State, effective on February 2, 2010. As a result, our authorized capital increased from 1,704,287,175 to 5,112,861,525 shares of common stock with a par value of $0.001 each.

Unless otherwise stated, the shares of common stock disclosed throughout these financial statements have been retroactively reflected for the Stock Splits.

Basis of Presentation. Jammin Java's financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America ("GAAP"). This contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business.

Reclassifications. Certain prior year amounts have been reclassified to conform with the current year presentation for comparative purposes.

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates.

Development Stage. As of the second quarter of fiscal year 2012, the Company is no longer deemed a development stage enterprise because the Company is generating revenue from its planned principal operations and has obtained capital to conduct such operations for the next 12 months. Accordingly, the Company no longer presents its results of operations and cash flows from inception.

Fair Value of Financial Instruments. The carrying amount of the Company's cash, accounts receivables, accounts payables, and accrued expenses approximates their estimated fair values due to the short-term maturities of those financial instruments.

The Company has adopted a single definition of fair value, a framework for measuring fair value, and expanded disclosures concerning fair value. In this valuation, the exchange price is the price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date and fair value is a market-based measurement and not an entity-specific measurement.

The Company utilizes the following hierarchy in fair value measurements:

·	Level 1 - Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
·	Level 2 - Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.
·	Level 3 - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability

Cash and Cash Equivalents. The Company considers all highly liquid investments with original maturities of three months or less cash equivalents. At January 31, 2012, the Company invested approximately $0.8 million in a money market account with an average market yield of 0.20%. Interest income of $2,474 was recognized for the year ended January 31, 2012 in the Statements of Operations. As of January 31, 2012, the Company held no auction rate securities.

Revenue Recognition. All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and ability to collect is reasonably assured. Revenue is derived from the sale of coffee products and is recognized on a gross basis upon shipment.

The Company utilizes a third party for the production and fulfillment of orders placed by customers. The Company acts as a principal, takes title to the products, and has the risks and rewards of ownership, such as the risk of loss for collection, delivery and returns.

Allowance for Doubtful Accounts. The Company does not require collateral from its customers with respect to accounts receivable. The Company determines any required allowance by considering a number of factors, including the length of time accounts receivable are past due. Jammin Java provides reserves for accounts receivable when they become uncollectible. The Company has determined that no allowance for doubtful accounts was required at January 31, 2012 and 2011.

Property and Equipment. Equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs, as incurred, are charged to expense. Renewals and betterments which extend the life or improve existing equipment are capitalized. Upon disposition or retirement of equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are three years.

Depreciation was $2,341 and $740 for the years ended January 31, 2012 and 2011 respectively.

Impairment of Long-Lived Assets. Long-lived assets consist of a license agreement that was recorded at the estimated cost to acquire the asset (See Note 3). The license agreement is reviewed for impairment when events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written down to their estimated fair values. Management evaluated the carrying value of the license and determined that no impairment existed at January 31, 2012 or 2011.

Stock-Based Compensation. Pursuant to the provisions of FASB ASC 718-10, "Compensation - Stock Compensation," which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

Common stock issued for services to non-employees is valued at the market value of the stock on the date of issuance. If the total value exceeds the par value of the stock issued, the value in excess of the par value is added to the additional paid-in-capital account.

We estimate volatility of our publicly-listed common stock by considering historical stock volatility.

Income Taxes. The Company follows Financial Accounting Standards Board ("FASB") Accounting Standards Codification No 740, Income Taxes. Deferred tax assets or liabilities are recorded to reflect the future tax consequences of temporary differences between the financial reporting basis of assets and liabilities and their tax basis at each year-end. These amounts are adjusted, as appropriate, to reflect enacted changes in tax rates expected to be in effect when the temporary differences reverse.

The Company records deferred tax assets and liabilities based on the differences between the financial statement and tax bases of assets and liabilities and on operating loss carry forwards using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Earnings or Loss Per Common Share. Basic earnings per common share equals net earnings or loss divided by the weighted average of shares outstanding during the year. Diluted earnings per share include the impact on dilution from all contingently issuable shares, including options, warrants and convertible securities. The common stock equivalents from contingent shares are determined by the treasury stock method. The Company incurred a net loss for the years ended January 31, 2012 and 2011 respectively and therefore, basic and diluted earnings per share for those periods are the same as all potential common equivalent shares would be anti-dilutive including 7,200,000 options for fiscal year 2012.

Recently Issued Accounting Pronouncements. In September 2011, the FASB issued ASU 2011-08, Goodwill and Other (Topic 350): Testing Goodwill and Other Assets for Impairment, which simplifies goodwill and other asset impairment tests. The new guidance states that a qualitative assessment may be performed to determine whether further impairment testing is necessary and is effective beginning fiscal years and interim periods beginning after December 15, 2011. The Company is evaluating the impact of adopting this ASU on the Company's financial position or results of operations.

Other accounting standards and exposure drafts, such as exposure drafts related to revenue recognition, lease accounting, loss contingencies, comprehensive income and fair value measurements, that have been issued or proposed by the FASB or other standards setting bodies that do not require adoption until a future date are being evaluated by the Company to determine whether adoption will have a material impact on the Company's financial statements

Going Concern and Liquidity	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Going Concern and Liquidity [Abstract]
Going Concern and Liquidity

Note 3 - Going Concern and Liquidity

These financial statements have been prepared by management assuming that the Company will be able to continue as a going concern and contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments to the recoverability of recorded asset amounts or the amounts or classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $1,880,411 for the six months ended July 31, 2012, and has an accumulated deficit of $4,921,276. In addition, the Company has a history of losses and has only recently begun to generate revenue as part of its principal operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The operations of the Company have primarily been funded by the issuance of its common stock. The Company may in the future need to secure additional funds through future equity sales. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company.

The Company's ability to meet its obligations in the ordinary course of business is dependent upon its ability to sell its products directly to end-users and through distributors, establish profitable operations through increased sales and decreased expenses, and obtain additional funds when needed. Management intends to increase sales by increasing the Company's product offerings, expanding our direct sales force and expanding its distributor relationships both domestically and internationally.

There can be no assurance that the Company will be able to increase sales, reduce expenses, or obtain additional financing, if necessary, at a level to meet its current obligations. As a result, the opinion the Company received from its independent registered public accounting firm on its January 31, 2012 financial statements contains an explanatory paragraph stating that there is a substantial doubt regarding the Company's ability to continue as a going concern.

NOTE 2 - GOING CONCERN

These financial statements have been prepared by management assuming that the Company will be able to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business. However, certain conditions noted below currently exist which raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the amounts and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of $2,466,039 for the year ended January 31, 2012, and has an accumulated deficit of $3,040,865. In addition, the Company has a history of losses and has recently begun to generate revenue as part of its planned principal operations. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The operations of the Company have primarily been funded by the issuance of common stock. Continued operations of the Company are dependent on the Company's ability to complete equity financings or generate profitable operations in the future. Management's plan in this regard is to secure additional funds through future equity sales. Such sales may not be available or may not be available on reasonable terms. Management is trying to grow the existing business, but may need to raise additional capital through sales of common stock or convertible instruments as well as obtain financing from third parties. No assurance can be given that additional financing will be available, or if available, will be on terms acceptable to the Company. If adequate working capital is not available, the Company may be required to curtail its operations.

Trademark License Agreement	6 Months Ended
Jul. 31, 2012
Trademark License Agreement [Abstract]
Trademark License Agreement

Note 4. Trademark License Agreement

Trademark License Agreement with Marley Coffee, LLC

The Company entered into a license agreement with Marley Coffee, LLC ("MCL"), effective March 31, 2010 (the "MLC Trademark License Agreement"), pursuant to which it acquired the worldwide right to use and sublicense, the intellectual property rights, including the "Marley Coffee" trademarks relating to the late reggae performer, Robert Nesta Marley, professionally known as Bob Marley, including "Marley Coffee" (the "Trademarks"). Rohan Marley, a director of the Company, serves as the managing member of MCL, a private limited liability company, and is the beneficial owner of one-third of its membership interests.

Fifty Six Hope Road Music Limited, a Bahamas international business company ("Fifty Six Hope Road"), owns and controls the intellectual property rights in and to the late reggae performer, Bob Marley, including the "Trademarks. Fifty Six Hope Road granted a worldwide exclusive, terminable oral license to MCL to utilize the Trademarks and for MCL to grant to the Company an exclusive, terminable sub-license to use the Trademark.

The consideration for the MCL Trademark License Agreement was as follows:

(1)	The Company entered into the Asset Purchase Agreement to sell all its interests in its Branding Development and Business Plan Development to MCL;
(2)	The Company assigned an agreement entered with Rohan Marley, proprietor of farmland and improvements thereon located in Jamaica (the "Farm") to lease the Farm commencing February 15, 2008 (the "Farm Lease Agreement") to MCL and transferred to MCL all its interest in the Farm Lease Agreement and leasehold improvements on the Farm;
(3)	The Company agreed to issue to MCL ten million (10,000,000) shares of common stock of the Company as follows:
•	One Million (1,000,000) shares upon the execution of the Trademark License Agreement, which shares were issued and delivered in December 2010; and
•	One Million (1,000,000) shares on each anniversary of the execution of the Trademark License Agreement for the following nine years. (See Note 5).

In accordance with FASB ASC 505-25- "Share-Based payments to Non Employees," management recorded the transaction based on the estimated fair value of the perpetual license at the measurement date of March 2010 (the date when the license, and its underlying rights were delivered to the Company and MCL's performance was completed). There are no further performance conditions required by MCL.

On June 15, 2010, the Company retained an independent business valuation service to provide financial advisory assistance in the accounting of the acquisition of the Trademark License Agreement, in accordance with FASB ASC Topic 820 guidelines, and to assist the Company in one or more of the following: (i) determining the Trademarks value and (ii) determining the fair valuation of the consideration (common stock) provided for in the acquisition using income, market and cost-oriented methods according to FASB ASC Topic 820. According to the valuation report dated June 19, 2010, the following factors were taken into consideration by the Valuation Service:

•	the nature of the business and the history of the Company since inception;
•	the economic outlook in general and the condition or outlook of the coffee industry;
•	the book value of the business and the financial condition of the Company;
•	the relief from royalty payments associated with using trademarks;
•	the dividend-paying capacity of the Company;
•	sales of stock and the size of the block of stock to be valued; and
•	the market prices of securities of corporations engaged in the same or a similar line of business and actively traded in a free and open market, either on an exchange or over-the-counter basis.

Based on the analysis, management estimated that the fair market value of the Trademark License Agreement upon acquisition was $640,000. In addition, during 2011, the Company assumed additional obligations from MCL totaling $126,000 in consideration of amending the license.

The MCL Trademark License Agreement has an indefinite life and is not being amortized. Management of the Company reviewed the valuation report and was satisfied that the report fairly valued the transaction. Management evaluated the carrying value of the MCL Trademark License Agreement and determined that no impairment existed at July 31, 2012.

On September 13, 2012 and effective August 7, 2012, MCL and the Company terminated the MCL Trademark License Agreement and entered into a new license and trademark agreement with Fifty Six Hope Road. See Note 12 under the caption "New Trademark Agreement Relating to the 'Marley Coffee' Trademarks/Termination of Obligation to Issue Additional Shares to MCL."

Notes Payable	6 Months Ended
Jul. 31, 2012
Notes Payable [Abstract]
Notes Payable

Note 5 - Notes Payable

On July 19, 2012 (the "Closing"), Jammin Java Corp. and TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership ("TCA") entered into a credit agreement with an effective date of June 29, 2012 (the "Credit Agreement"). Pursuant to the Credit Agreement, TCA agreed to loan the Company up to $2 million for working capital purposes, based on the amount of eligible accounts receivable the Company provides TCA the rights to in order to secure the repayment of the amounts borrowed under the Credit Agreement. A total of $350,000 was funded by TCA in connection with the Closing. The amounts borrowed pursuant to the Credit Agreement are evidenced by a Revolving Note (the "Revolving Note"), the repayment of which is secured by a Security Agreement. Pursuant to the Security Agreement, the repayment of the Revolving Note is secured by a security interest in substantially all of the Company's assets in favor of TCA. The initial Revolving Note in the principal amount of $350,000 is due and payable on July 18, 2013, with interest at the rate of 12% per annum, increasing to 18% per annum upon the occurrence of an event of default.

Additionally, upon the occurrence of an event of default under the Credit Agreement or the Revolving Note, TCA may convert all or any portion of the outstanding principal, accrued and unpaid interest, and any other sums due and payable under the Revolving Note into shares of common stock at a conversion price equal to 85% of the lowest daily volume weighted average price of common stock during the five (5) trading days immediately prior to such applicable conversion date, in each case subject to TCA not being able to beneficially own more than 4.99% of outstanding common stock upon any conversion. Because the conversion feature requires the Company to issue a variable number of shares for settlement, such feature is deemed as a derivative liability and reflected as a debt discount valued at $59,850.

The Company has the right to prepay the Revolving Note, in whole or in part, provided, that the Company pays TCA an amount equal to the then outstanding amount of the Revolving Note plus 5% for repayments up until 180 days following the Closing and the then outstanding amount of the Revolving Note plus 2.5% for repayments subsequent to 180 days following the Closing.

The Company also agreed to pay TCA various fees during the term of the Credit Agreement, including a $1,500 asset monitoring fee (which increases as additional amounts are borrowed under the Credit Agreement) due each quarter that the Credit Agreement is outstanding, a transaction advisory fee of 4% of any amounts borrowed under the Credit Agreement, and a collection fee equal to 0.875% for receivables outstanding and received by the Company within 30 days of the invoice date therefor, 1.625% for receivables outstanding and received by the Company between 31-60 days of the invoice date therefor, and 2.25% for receivables outstanding and received by the Company between 61-90 days of the invoice date therefor. The Company also paid TCA due diligence and document review fees of $25,000 in connection with the closing. In total, the Company paid $57,575 in fees and closing costs in connection with the Closing, which have been reflected in the other current assets section of the balance sheet and as such, the Company netted $292,425 in connection with the Closing.

The Company also agreed to pay TCA a fee of $100,000, payable in shares of our common stock (initially equal to 588,235 shares of common stock) (the "Fee Facility Shares"). The number of Fee Facility Shares are adjusted upon the earlier of (a) the date that all Fee Facility Shares are sold or (b) 12 months after the Closing, such that the total value realized by TCA in connection with the sale of the Fee Facility Shares is equal to $100,000. Additionally, in the event that TCA determines in its sole and absolute discretion, at any time that the Facility Fee Shares are not likely to be monetized for at least $100,000, TCA can request that the Company redeem the Fee Facility Shares then held by TCA for six (6) equal monthly payments totaling in aggregate $100,000 minus the total value received by TCA through the sale of such Fee Facility Shares. These shares were subsequently issued in August 2012. The Fee Facility fee is reflected in the deferred financing costs section of the balance sheet and is amortized over the term of the loan.

During the term of the Credit Agreement, the Company is prohibited from incurring any indebtedness (other than in connection with the Credit Agreement or as otherwise approved by TCA), making any new investments, creating any encumbrances on our assets, permitting a change in control of the Company, issuing any shares of common stock (other than as otherwise approved by TCA and/or in connection with the issuance of up to fifteen percent (15%) of the Company's issued and outstanding common stock towards employee stock option plans or acquisitions), affecting any transactions with affiliates of the Company or undertaking certain other actions as described in greater detail in the Credit Agreement, except in the usual course of business.

Other Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Other Related Party Transactions [Abstract]
Other Related Party Transactions

Note 6 - Other Related Party Transactions

Transactions with Marley Coffee Ltd

During the three and six months ended July 31, 2012, the Company paid $0 and $30,866, respectively, to Marley Coffee Ltd. ("MC"), a producer of Jamaican Blue Mountain coffee that the Company purchases in the normal course of its business. The Company directs these purchases to third-party roasters for fulfillment of sales orders. The Company's Chairman, Rohan Marley, is an owner of approximately 25% of the equity of MC. At July 31, 2012, the Company owed MC approximately $316,000which is included in accounts payable on the balance sheet.

Transactions with Nicole Whittle

During the six months ended July 31, 2012, the Company paid $42,000 to Nicole Whittle. Ms. Whittle serves as the Company's Creative Director, for ongoing creative design costs services. Nicole Whittle is the sister of Shane Whittle who is a former director and chief executive officer of the Company and who is currently a manager and equity owner of MCL.

NOTE 4 - RELATED PARTY TRANSACTIONS

On November 11, 2010, Alan Lewis was offered a voting seat on the Company's board of directors and paid $2,000 per month as its Director of Corporate Development. Mr. Lewis was a director from November 11, 2010 until February 11, 2011 at which time he resigned as a board member.. Mr. Lewis was paid a total of $5,000 for his director services during the fiscal year ended January 31, 2011.

In December 2010, Anh Tran, the President and a Director of the Company, purchased 1,000,000 shares of the Company's common stock from David O'Neill, a then greater than 10% shareholder of the Company and the former President and Director of the Company in consideration for $12,500 or $0.0125 per share.

In December 2010, Rohan Marley, a Director of the Company purchased 12,897,500 shares of the Company's common stock from Mr. O'Neill, in consideration for $3,000 or $0.0002 per share.

In December 2010, Mr. O'Neill, Shane Whittle, a manager and equity holder of MCL and a former chief executive officer and director of the Company, and a third party cancelled an aggregate of 30,922,944 shares of common stock which they held. There was no consideration paid to either party for these shares that were returned to the Company.

During the fiscal year ended January 31, 2011, Anh Tran, the Company's President, entered into a lease agreement on behalf of the Company for office space. The Company has been making monthly rent payments for the office in accordance with the amounts specified in the lease agreement. Because the lease is signed by Mr. Tran, it is not a commitment of the Company. The Company made rent expense payments of $5,965 during the fiscal year ended January 31, 2012, related to this arrangement.

In April 2011, the Company issued one million (1,000,000) common shares in connection with the terms of the License Agreement, discussed in Note 3 above, pursuant to which MCL, a private limited liability company of which Rohan Marley, a Director of the Company, and his family has a combined controlling interest, granted the Company a non-exclusive transferable sub-license for the worldwide rights to use the Trademark for the licensed products and distribution channels.

Effective May 1, 2011, the Company began to pay Anh Tran, at that time the Company's Chief Executive Officer, Secretary and Director, $10,000 per month as compensation for his services. Effective May 1, 2011, the Company began to pay Mr. Rohan Marley $10,000 per month for his services as Chairman of the Company's board of directors. Prior to such date, neither Mr. Tran nor Mr. Marley received any compensation for their services to the Company.

On August 5, 2011, the Company and MCL agreed to amend the License Agreement by and between the Company and MCL. In consideration for the License Agreement Amendment, the Company agreed to assume $126,000 of obligations of MCL or its managing members by paying MCL or creditors identified by MCL or by MCL's managing members $55,000, with the balance to be paid in equal monthly installments over a period of eighteen months. The balance payable (reflected as notes payable in the accompanying balance sheet) at January 31, 2012 is $51,275. (see Note 9). MCL is a private limited liability company of which Rohan Marley, a director of the Company, has a thirty-three percent (33%) ownership interest and serves as a Manager.

Shane Whittle, a manager and equity holder of MCL and a former chief executive officer and director of the Company, made payments from time to time on behalf of the Company or advanced funds to the Company for its operational needs. The advance was unsecured, non-interest bearing and had no specific terms of repayment. The Company repaid Mr. Whittle for any remaining outstanding amounts in July 2011.

During the year ended January 31, 2012, the Company paid $66,868 to Nicole Whittle, Shane Whittle's sister, who serves as the Company's Creative Director, for ongoing creative design costs services.

Stockholder's Equity	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Stockholder's Equity [Abstract]
Stockholder's Equity

Note 7 - Stockholder's Equity

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

During the six months ended July 31, 2012, there were no new shares of common stock issued by the Company.

The Company's common stock is quoted on the OTCBB.

As of July 31, 2012, the Company had 5,112,861,525 common shares authorized and 76,744,150 shares issued and outstanding, respectively.

NOTE 5 - STOCKHOLDER'S EQUITY

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

In December 2009, the Company issued 1,200,000 common shares at $0.075 per share for total proceeds of $90,000, of which $40,000 was received in cash at that time and the remaining $50,000 was reflected as a subscription receivable. The $50,000 was collected during the nine months ended October 31, 2010.

On January 10, 2010, the Company completed a three for one forward stock split of the Company's authorized, issued and outstanding shares of common stock. As a result, the Company's authorized capital increased from 1,704,287,175 to 5,112,861,525 shares of common stock with a par value of $0.001 each, and issued and outstanding share capital increased from 32,970,198 shares of common stock to 98,910,594 shares of common stock.

On March 31, 2010, the Company signed the Asset Agreement with MCL to acquire a license agreement from MCL by agreeing to issue ten million shares of the Company's common stock valued at $640,000. In December 2010, the Company issued 1,000,000 common shares per the execution of the License Agreement. In April 2011, the Company issued one million (1,000,000) common shares in connection with the terms of the License Agreement. (See Note 3).

On November 9, 2010, Wilson Capital, a non-U.S. person, subscribed to purchase 62,500 shares of the Company's common stock in a private placement pursuant to Regulation S under the Securities Act of 1933, as amended (the "Securities Act"), which shares are subject to restrictions on their subsequent disposition. The purchase price was $25,000 or $0.40 per share. These shares were issued by the Company in April 2011.

In December 2010, 30,922,944 shares of common stock were returned to the Company. There was no consideration paid to the parties returning these shares. (See Note 4).

On December 22, 2010, the Company entered into a Share Issuance Agreement (the "Share Issuance Agreement") with Straight Path Capital, a non-U.S. person ("Straight Path"). Pursuant to the Share Issuance Agreement, the Company has the right to request Straight Path to purchase, in a private placement pursuant to Regulation S under the Securities Act, up to an amount of $2,500,000 of what the Share Issuance Agreement describes as "common shares" of the Company at a price of $0.40 per share, until December 22, 2011, unless extended by either the Company or Straight Path for an additional twelve (12) months, and subject to the terms of the Share Issuance Agreement.

Under the terms of the Share Issuance Agreement, the Company may from time to time request Straight Path to make investments in the Company of up to $40,000 (each an "Investment" and such request, an "Investment Request") to fund operating expenses, acquisitions, working capital and other general corporate activities. Straight Path has the right to agree to make such Investment or, following receipt of any Investment Request, decide not to make an Investment in its sole discretion. Furthermore, Straight Path may, in its sole discretion, refuse an Investment Request at any time or rescind its offer to make investments in the Company if it is not satisfied with the business affairs of the Company.

The Company is required to issue shares of its common stock to Straight Path at $0.40 per share in connection with such Investment Request, and Straight Path is required to enter into a subscription agreement evidencing such Investment. Said shares shall not be registered with the Securities and Exchange Commission or any state securities agency and their transfer or further disposition shall be restricted. In the event the Company has requested and received Investments from Straight Path for the entire $2,500,000 available under the Share Issuance Agreement, Straight Path has an option to subscribe for an additional 500,000 of shares of the Company's common stock at $0.40 per share.

On January 4, 2011, the Company received $40,000 in connection with an Investment by Straight Path, which was used for development and operating expenses. In February and March 2011, the Company received two additional investments of $40,000 each. In April 2011, in consideration of the $120,000 received in January, February, and March of 2011, the Company issued 300,000 shares to Straight Path, 100,000 shares of common stock for each of the investments in January 2011, February 2011 and March 2011.

On May 5, 2011, pursuant to a share issuance request by the Company, Straight Path agreed to make an investment of $2,380,000, the remaining amount available under the Share Issuance Agreement referred to above in consideration for 5,950,000 shares of restricted common stock of the Company. The Company received the $2,380,000 on May 19, 2011 and the shares were issued on June 8, 2011. Because the Company is receiving the entire $2,500,000 of funding agreed to by Straight Path available under the Share Issuance Agreement, Straight Path has an option to subscribe for an additional $500,000 worth of shares of the Company's common stock at $0.40 per share.

On May 9 and May 10, 2011, the Company issued 38,000 restricted shares ("Restricted Stock") and 76,000 restricted shares respectively, of its common stock to White Lion Capital, an entity controlled by Shane Whittle, a manager and equity holder of MCL and a former chief executive officer and director of the Company, pursuant to White Lion Capital's November 2008 subscription in consideration of $47,500 ($0.4166 per share).

On January 18, 2011, the Company entered into a one year agreement ("Consulting Agreement") with Investor Relations Group, Inc. ("IRG"), under which IRG would provide the Company with certain corporate communications services. Under the terms of the Consulting Agreement, the Company issued IRG 310,000 common shares at $0.65 per share. Pursuant to the terms of the Consulting Agreement, 300,000 shares represented the "Origination Shares" and were to be earned each full month during the term of the Consulting Agreement and, should the Consulting Agreement terminate prior to January 19, 2012, any unearned shares would be returned to the Company. In addition, IRG earns 10,000 shares of common stock per month as part of the Consulting Agreement. IRG received a total of 20,000 common shares for the nine months ended October 31, 2011.

Effective April 15, 2011, IRG and the Company entered into a revised consulting agreement (the "New Consulting Agreement"), which replaced and superseded the Consulting Agreement, with a new term through April 15, 2012 (automatically renewable thereafter unless terminated by either party for additional 12 month periods). The New Consulting Agreement offered additional services to be provided by IRG, including the answering of shareholder calls. The monthly fees due to IRG were increased to $4,500 per month plus 12,000 shares of the Company's restricted common stock (both effective as of March 15, 2011). The New Consulting Agreement also provided that the Company has the right after the first year of the agreement to pay IRG an additional cash fee of $2,000 per month in lieu of the monthly shares due to IRG, and that IRG has the right to require the Company to pay IRG such monthly shares in cash, in the event the volume weighted average trading price of the Company's common stock on the first five days of any month falls below $0.50 per share. The New Consulting Agreement did not affect the 310,000 shares of common stock issued to IRG, which are still subject to forfeiture as described above and based on the first year term of the Consulting Agreement. The New Consulting Agreement provided that it can be terminated by either party at any time with written notice to the other party, and if terminated prior to the end of the initial term, any unvested shares issued to IRG is to be returned to the Company and cancelled.

In a letter dated May 19, 2011, IRG exercised its right to terminate the New Consulting Agreement. During nine months ended April 30, 2011, the Company incurred $11,900 in Maintenance and Expense Account fees to IRG. In connection with the termination of the New Consulting Agreement IRG has agreed, but to date has not returned, 330,000 common shares issued to them by the Company in connection with the Consulting Agreement, 310,000 of which were issued January 19, 2011, and an additional 20,000 shares of which were issued in February and March of 2011.

In addition to being quoted on the OTCBB, the Company's common stock was previously traded on a public securities market in British Columbia, Canada. Because the Company did not comply with certain Canadian securities filings requirements, the Company's common stock is no longer eligible to trade on the British Columbia market and is subject to a Cease Trade Order. At this stage in the Company's development, the Company has determined to invest its resources in other aspects of its business rather than incurring the significant expense to regain compliance with the British Columbia market's requirements.

As of January 31, 2012, the Company had 5,112,861,525 common shares authorized and 76,744,150 shares issued and outstanding, respectively.

Stock Options	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Stock Options [Abstract]
Stock Options

Note 8 - Stock Options

Share-based Compensation:

On August 5, 2011, the Board approved the 2011 Equity Compensation Plan (the "Equity Compensation Plan"). The Equity Compensation Plan authorizes the issuance of various forms of stock-based awards, including incentive or non-qualified options, restricted stock awards, performance shares and other securities as described in greater detail in the Equity Compensation Plan, to the Company's employees, officers, directors and consultants. Options to purchase 20,000,000 shares of common stock are authorized to be issued under the Equity Compensation Plan. As of July 31, 2012, 7,700,000 shares of common stock have been granted under this plan.

Stock Options:

In March 2012, options to purchase an aggregate of 500,000 shares of common stock were granted to a consultant at an exercise price of $0.26 per share. The options have a six year term and vest annually on the anniversary date of the grant. A fair value of $126,678 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 0.87%, (2) expected term of 4 years, (3) expected volatility of 222.6% and (4) zero expected dividends.

During the three month period ended July 31, 2012, the Company recognized share-based compensation expenses totaling $521,027. In addition, during the six month period ended July 31, 2012, the Company recognized share-based compensation expense of $996,181. The remaining amount of unamortized stock options expense at July 31, 2012 is $3,805,272.

The intrinsic value of outstanding as well as exercisable options at July 31, 2012 was $0.

Activity in options during the six month period ended July 31, 2012 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at February 1, 2012	7,200,000	$0.40
Granted	500,000	0.26
Exercised	0	0
Forfeited and canceled	0	0

Outstanding at July 31, 2012	7,700,000	$0.39	5.1

Exercisable at July 31, 2012	100,000	$0.26	5.4

NOTE 6 - OPTIONS

Share-based Compensation:

On August 5, 2011, the Board approved the 2011 Equity Compensation Plan (the "Equity Compensation Plan"). The Equity Compensation Plan authorizes the issuance of various forms of stock-based awards, including incentive or non-qualified options, restricted stock awards, performance shares and other securities as described in greater detail in the Equity Compensation Plan, to the Company's employees, officers, directors and consultants. Options to purchase a total of twenty million (20,000,000) shares of common stock are authorized to be issued under the Equity Compensation Plan. As of January 31, 2012, seven million two hundred thousand (7,200,000) shares of common stock have been granted under this plan.

Options

In August 2011, options to purchase an aggregate of four million (4,000,000) shares of common stock were granted to a certain named executive and to a board member at an exercise price of $0.40 per share. The options have a six year term and vested annually on the anniversary date of grant. A fair value of $3,126,903 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued during the three month period ended October 31, 2011 include (1) discount rate of 1.23%, (2) expected term of 4 years, (3) expected volatility of 242.7% and (4) zero expected dividends.

In August 2011, options to purchase an aggregate of two million (2,000,000) shares of common stock were granted to a consultant at an exercise price of $0.40 per share. The options have a six year term and vested annually on the anniversary date of grant. A fair value of $1,563,452 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 1.23%, (2) expected term of 4 years, (3) expected volatility of 242.7% and (4) zero expected dividends.

In August 2011, options to purchase an aggregate of one million (1,000,000) shares of common stock were granted to a certain named executive at an exercise price of $0.40 per share. The options have a six year term and vested annually on the anniversary date of grant. A fair value of $861,206 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 0.93%, (2) expected term of 4 years, (3) expected volatility of 242.4% and (4) zero expected dividends.

In December 2011, options to purchase an aggregate of two hundred thousand (200,000) shares of common stock were granted to an employee were granted at an exercise price of $0.26 per share. The options have a six year term. 100,000 options vest immediately on date of grant and 100,000 options vest annually on the anniversary date of grant. A fair value of $50,906 was recorded using the Black-Scholes option-pricing model. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) discount rate of 0.86%, (2) expected term of 4 years, (3) expected volatility of 230.1% and (4) zero expected dividends.

During the year ended January 31, 2012, the Company recognized share-based compensation expense of $939,317. The remaining amount of unamortized options expense at January 31, 2012 is $4,663,146. The intrinsic value of outstanding as well as exercisable options at January 31, 2012 is $-0-.

As of January 31, 2012, there was approximately $4.7 million of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the option plans. This cost is expected to be recognized over a weighted average period of 2.52 years.

Activity in options during the year ended January 31, 2012 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at February 1, 2011	-	$-
Granted	7,200,000	0.40
Exercised	-	-
Forfeited and canceled	-	-

Outstanding at January 31, 2012	7,200,000	$0.40	5.5

Exercisable at January 31, 2012	100,000	$0.26	5.9

Income Taxes	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 9 - Income Taxes

Pursuant to the provisions of FASB ASC740 "Income Taxes," deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate for the six months ended July 31, 2012 and July 31, 2011, due to the following:

	July 31,	July 31,
	2012	2011
Federal income taxes at 34%	$(639,000)	$(226,000)
State income tax, net of federal benefit	(112,000)	(40,000)
Tax effect on non-deductible expenses and credits	-	-
Increase in valuation allowance	751,000	266,000
	$-	$-

The Company has not filed federal or state income tax returns but it is in the process of preparing the appropriate forms and submitting them to appropriate governmental agencies. As of July 31, 2012, the Company has not yet completed its analysis of the deferred tax assets relating to federal and state net operating losses.

At July 31, 2012, management estimates that the Company had unused net operating loss carryovers of approximately $3,924,230 that are available to offset future federal and state taxable income which expires beginning in 2025. Both the federal and state net operating loss carryovers at July 31, 2012 may be adjusted once tax returns are filed.

Pursuant to Internal Revenue Code Sections 382, use of our net operating loss carryforwards could be limited if a cumulative change in ownership of more than 50% occurs within a three-year period. The Company plans to complete a Section 382 analysis regarding whether there are limitations of the net operating loss prior to utilizing any net operating losses.

The Company follows FASB issued FASB Interpretation No. 48, subsequently codified in ASC 740, Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial, and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company follows the provisions of ASC 740 relating to uncertain tax provisions and have commenced analyzing filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. As a result of the Company's evaluation, the Company's management has determined that no additional tax liabilities need to be recorded. There are no unrecognized tax benefits as of July 31, 2012 or January 31, 2012.

NOTE 7 - INCOME TAXES

Pursuant to the provisions of FASB ASC740 "Income Taxes," deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The Company has not filed federal or state income tax returns but it is in the process of preparing the appropriate forms and submitting them to appropriate governmental agency.

The provision for refundable income taxes consists of the following:

	January 31,	January 31,
	2012	2011
Federal income tax benefit	$764,000	$51,000
State income tax benefit	222,000	-
Less change in valuation allowance	(986,000)	(51,000)
Net refundable amount	$-	$-

The cumulative tax effect of significant items comprising our net deferred tax amount is as follows:

	January 31,	January 31,
	2012	2011
Deferred tax asset attributable to:
Net operating loss carryover	$1,215,000	$195,000
Less, valuation allowance	(1,215,000)	(195,000)
Net deferred tax asset	$-	$-

As of January 31, 2012, we have not yet completed our analysis of the deferred tax assets relating to federal and state net operating losses.

At January 31, 2012, the Company had unused net operating loss carryovers of approximately $3,040,000 that are available to offset future federal and state taxable income which expires beginning in 2025. Both the federal and state net operating loss carryovers at January 31, 2012 may be adjusted once tax returns are filed.

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate at January 31, 2012 and 2011, due to the following (in thousands):

	January 31,	January 31,
	2012	2011
Federal income taxes at 34%	$(839,000)	$(51,000)
State income tax, net of federal benefit	(147,000)	-
Tax effect on non-deductible expenses and credits	-	-
Increase in valuation allowance	986,000	51,000
	$-	$-

Pursuant to Internal Revenue Code Sections 382, use of our net operating loss carryforwards could be limited if a cumulative change in ownership of more than 50% occurs within a three-year period. We plan to complete a Section 382 analysis regarding whether there are limitations of the net operating loss prior to utilizing any net operating losses.

On July 13, 2006, the FASB issued FIN 48, subsequently codified in ASC 740, Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial, and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 is effective for fiscal years beginning after December 15, 2006.

We follow the provisions of ASC 740 relating to uncertain tax provisions and have commenced analyzing filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. As a result of adoption, no additional tax liabilities have been recorded. There are no unrecognized tax benefits as of January 31, 2012 or January 31, 2011.

Concentrations	6 Months Ended
Jul. 31, 2012
Concentrations [Abstract]
Concentrations

Note 10 - Concentrations

The suppliers comprising 5% or more of the Company's cost of sales for the three months ended July 31, 2012 and 2011 are listed below (in thousands).

	July 31, 2012		July 31, 2011
Total cost of sales	$493	100%	$46	100%

Supplier concentration:
Canterbury Coffee Corporation	3	1%	18	39%
Marley Coffee Ltd.	316	64%	-	-
National C.S. & V., LLC	35	7%	22	48%
National Coffee Roasters, LLC	123	25%	-	-
Total supplier costs	477	97%	40	87%

Other costs	16	3%	6	13%

Total cost of sales	$493	100%	$46	100%

The suppliers comprising 5% or more of the Company's cost of sales for the six months ended July 31, 2012 and 2011 are listed below (in thousands).

	July 31, 2012		July 31, 2011
Total cost of sales	$727	100%	$69	100%

Supplier concentration:
Canterbury Coffee Corporation	37	5%	39	57%
Marley Coffee Ltd.	347	48%	-	-
National C.S. & V., LLC	91	13%	22	32%
National Coffee Roasters, LLC	221	30%	-	-
Total supplier costs	696	96%	61	89%

Other costs	31	4%	8	11%

Total cost of sales	$727	100%	$69	100%

A significant portion of the Company's purchases is derived from a limited number of supplier/fulfillment parties. The loss of one or more of the Company's significant suppliers could adversely affect its operations. For the six months ended July 31, 2012, two suppliers accounted for approximately $568,000 or 78% of the total product costs of approximately $727,000 recorded in cost of revenue. For the six months ended July 31, 2011, two suppliers accounted for approximately $61,000 or 89% of the total product costs of approximately $69,000 recorded in cost of revenue.

Commitments and Contingencies	6 Months Ended
Jul. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 11 - Commitments and Contingencies

The Company's commitments and contingencies include the usual claims and obligations of a wholesaler and distributor of coffee products in the normal course of a business. The Company may be, from time to time, involved in legal proceedings incidental to the conduct of our business. The Company is not involved in any litigation or legal proceedings as of July 31, 2012.

As part of the consideration between the Company and MCL for the Trademark License Agreement, effective March 31, 2010, the Company agreed to issue to MCL 10,000,000 shares of common stock of the Company as follows: 1,000,000 shares of the Company's common stock upon execution of such Agreement, and an additional 1,000,000 shares of common stock on each anniversary of the execution of the Trademark License Agreement for the following nine years, through March 31, 2019. As of July 31, 2012, the Company had issued 2,000,000 shares of Company's common stock to MCL and was obligated to issue an additional 1,000,000 shares of the Company's common stock to MCL. Effective upon the execution of the Fifty Six Hope Road Trademark License Agreement, the MCL Trademark License Agreement was terminated and the Company was under no further obligation to issue the remaining 7,000,000 shares of common stock of the Company to MCL as consideration under the MCL Trademark License Agreement.

Asset Purchase and Sale Agreement	12 Months Ended
Jan. 31, 2012
Commitments Disclosure [Abstract]
Asset Purchase and Sale Agreement

NOTE 3 - ASSET PURCHASE AND SALE AGREEMENT

On March 31, 2010, the Company entered into an asset purchase and sale agreement (the "Asset Purchase Agreement") with MCL, a private limited liability company of which Rohan Marley, a Director of the Company, and his family has a combined controlling interest.

The Company also entered into a Trademark License Agreement (the "License Agreement") with MCL, effective on March 31, 2010. Fifty Six Hope Road Music Limited, a Bahamas international business company ("Fifty Six Hope Road"), owns and controls the intellectual property rights in and to the late reggae performer, Robert Nesta Marley p/k/a Bob Marley, including "Marley Coffee" (the "Trademark"). Fifty Six Hope Road granted a worldwide exclusive, terminable oral license to MCL to utilize the Trademark and further granted the right for MCL to grant to the Company an exclusive, terminable sub-license to use the Trademark. The consideration for the License Agreement was as follows:

(1)	The Company entered into the Asset Agreement to sell all its interests in its Branding Development and Business Plan Development to MCL;
(2)	The Company assigned an agreement entered into with Rohan Marley, proprietor of farmland and improvements thereon located in Jamaica (the "Farm") to lease the Farm commencing February 15, 2008 (the "Farm Lease Agreement") to MCL and transferred to MCL all its interest in the Farm Lease Agreement and leasehold improvements on the Farm;
(3)	The Company agreed to issue to MCL ten million (10,000,000) shares of common stock of the Company as follows:
•	One Million (1,000,000) shares upon the execution of the License Agreement; and
•	One Million (1,000,000) shares on each anniversary of the execution of the License Agreement for the following nine years. (See Note 4).

In accordance with FASB ASC 505-25- " Share-Based payments to Non Employees", management recorded the transaction based on the estimated fair value of the perpetual license at the measurement date of March 2010 (the date when the license, the underlying rights were delivered to the company in March 2010 and MCL's performance was completed). There are no further performance conditions required by MCL. Management believes the value of the license is more clearly determinable.

On June 15, 2010, the Company retained an independent business valuation service to provide financial advisory assistance in the accounting for the acquisition of the Trademark license, in accordance with FASB ASC Topic 820 guidelines, and to assist the Company in one or more of the following: (i) determining the Trademark value and (ii) determining the fair valuation of the consideration (common stock) provided for in the acquisition using income, market and cost-oriented methods according to FASB ASC Topic 820. According to the valuation report dated June 19, 2010, the following factors were taken into consideration by the Valuation Service:

•	the nature of the business and the history of the Company since inception;
•	the economic outlook in general and the condition or outlook of the coffee industry;
•	the book value of the business and the financial condition of the Company;
•	the relief from royalty payments associated with using trademarks;
•	the dividend-paying capacity of the Company;
•	sales of stock and the size of the block of stock to be valued; and
•	the market prices of securities of corporations engaged in the same or a similar line of business and actively traded in a free and open market, either on an exchange or over-the-counter basis.

Based on this analysis, management estimated that the fair market value of this transaction related to the License Agreement was $640,000. The License Agreement has an indefinite life and is therefore not being amortized. Management of the Company reviewed the valuation report and was satisfied that the report fairly values the transaction. Management evaluated the carrying value of the license and determined that no impairment existed at January 31, 2012 or 2011.

Effective on August 5, 2011, the License Agreement was amended (the "Amended License Agreement"). In consideration for MCL agreeing to the Amended License Agreement, the Company agreed to assume $126,000 of obligations of MCL or its managing members by paying MCL or creditors identified by MCL, or by MCL's managing members acting with full authority. Upon the signing of the Amended License Agreement, the Company paid $55,000 upon the signing of the Amended License Agreement, with the balance to be paid thereafter in equal monthly installments over a period of 18 months, commencing with the first business day of the first month following the effective date.

Under the Amended License Agreement, MCL granted the Company an exclusive right (the "Exclusive License") to distribute, within and to the United States of America (inclusive of its territories and possessions, the "U.S."), Canada, U.S. and Canadian government and military facilities and installations worldwide, the United Mexican States ("Mexico"), and the nations of the Caribbean Sea (the foregoing countries and U.S. and Canadian government and military facilities are collectively referred to as the "Territory"), coffee in all its forms and derivations, regardless of portions, sizes, or packaging (the "Licensed Products"). through "Licensed Distribution Channels" (defined as hotels, chain motels and similar lodging establishments, restaurants, companies engaged in providing on-site coffee services to for-profit or non-profit offices and other establishments, large chain ("big box") retail stores, specialty grocery stores, food distributors and supply services, gas and other automotive/truck service stations, Internet-based wholesalers and retailers, and other businesses engaged in the sale of coffee products (either whole or ground beans or beverages) and accessories, but for avoidance of doubt, excluding "coffee houses").

MCL also granted the Company an exclusive license to use, reproduce, and sublicense the use of and right to reproduce, the Trademark (whether directly or through affiliated or nonaffiliated sublicensees, in association with the manufacture, marketing, advertisement, promotion, performance, sale, supply and distribution of Licensed Products and Services through the Licensed Distribution Channels. MCL granted the Company a non-exclusive right to distribute, within and to the Territory, through the Licensed Distribution Channels, tea products and ready-to-use (or "instant") coffee products (the "Non-Exclusive License," and with the Exclusive License, the "License"). During the effectiveness of the License, MCL granted the Company a revocable right to use the name "Marley Coffee" and reasonably similar variations thereof, subject to MCL's consent, as its "doing business as" or "DBA" name but solely in connection with the Licensed Products and Services in the Licensed Distribution Channels in the Territory.

Agreements	12 Months Ended
Jan. 31, 2012
Agreements [Abstract]
Agreements

NOTE 8 - AGREEMENTS

In January 2012, the Company entered into a Roasting and Distribution Agreement (the "Roasting Agreement") with Canterbury Coffee Corporation ("Canterbury"). The Roasting Agreement is terminable by either party on 30 days' notice. Pursuant to the Roasting Agreement, we provide Canterbury with pre-made bags bearing our logo and the Trademarks licensed through the License Agreement. Canterbury obtains the beans and other ingredients, roasts and prepares the coffee beans and packages our products in the bags which we provide to Canterbury. Under the Roasting Agreement, we are responsible for carrying out sales and marketing for our products, provided that Canterbury pays the actual shipping costs to our licensed distributors and customers and receives the gross proceeds from the sale of our products, and we receive the net difference between the total cost of production and shipping of our products and the amount that Canterbury receives from the sale of such products to our distributors and customers.

On April 25, 2011, the Company entered into an Exclusive Sales and Marketing Agreement (the "NCSV Agreement") with National Coffee Service & Vending ("NCSV"). Pursuant to the NCSV Agreement, we agreed to appoint NCSV as our exclusive agent and distributor of "Jammin Java Coffee" brand roasted coffee within the U.S. in the office coffee vending, office products, water, and other industries featuring a "break room," and divisions and offshoots thereof. Pursuant to the NCSV Agreement, we compensate NCSV based on a percentage of net profits (as defined) on sales fulfilled by NCSV.

The Company entered into a Trademark License Agreement (the "License Agreement") with MCL, effective on March 31, 2010 and on August 5, 2011, the Company and MCL agreed to amend the License Agreement (the "License Agreement Amendment"). In consideration for the License Agreement Amendment, the Company agreed to assume $126,000 of obligations of MCL or its managing members by paying MCL or creditors identified by MCL or by MCL's managing members $55,000, with the balance to be paid in equal monthly installments over a period of eighteen months. The License Agreement Amendment instituted several important changes. The definition of "Licensed Distribution Channels" was expanded from "hotels, restaurants, office coffee services industry, and large (big box) retail stores" to include specialty grocery stores, food distributors and supply services, gas and other automotive/truck service stations, Internet-based wholesalers and retailers, and other business engaged in the sale of coffee products (whole or ground beans or beverages) and accessories (excluding "coffee houses").

The definition of "Licensed Products," which originally meant "coffee in portion sizes of 5 lb. bags, 1Kg bags and 2.5 oz. portion packs, related goods and goods related to the Licensed Services" (i.e., coffee roasting services, coffee production services and coffee sale, supply distribution and support services) was also augmented and clarified to mean "coffee in all its forms and derivations, regardless of portion sizes, or packaging." This definition also now includes "the non-exclusive right to merchandise other items including, but not limited to, coffee cups, coffee mugs, coffee glasses, saucers, milk steamers, machines for brewing coffee, espresso, and/or cappuccino, grinders, water treatment products, tea products and chocolate products."

The License Agreement granted the Company a non-exclusive worldwide license to use and reproduce MCL's trademarks. The License Agreement Amendment provides that MCL grants the Company an exclusive right to distribute, through the Licensed Distribution Channels, the Licensed Products and Services within and to the U.S., Canada, Mexico and the Caribbean, as well as to U.S. and Canadian government and military facilities worldwide (the "Territory"). A non-exclusive right is granted to distribute tea products and instant coffee in the Territory.

Pursuant to the License Agreement Amendment, MCL also grants the Company a revocable right (subject to MCL's consent) to use the term "Marley Coffee," and reasonably similar variations, as the Company's "doing business as" name solely in connection with the Licensed Products and Services, for the Licensed Distribution Channels, in the Territory. If MCL, or an affiliate thereof, opens up to three franchise establishments to retail the Licensed Products and Services, following the completion of such franchises the Company shall have a right of first refusal to develop new franchises in the U.S. The License Agreement Amendment added an arbitration clause to the License Agreement for an efficient dispute resolution scheme.

Notes Payable - Related Party	12 Months Ended
Jan. 31, 2012
Notes Payable - Related Party [Abstract]
Notes Payable - Related Party

NOTE 9 - NOTES PAYABLE - RELATED PARTY

As discussed in Note 8 above, the Company entered into the License Agreement with MCL, a private limited liability company of which (i) Rohan Marley, one of the Company's directors, has a 33% ownership interest (and collectively with his family, has a controlling interest) and serves as a Manager, and (ii) Shane Whittle, a former chief executive officer and director of the Company, has a 29% ownership interest and serves as a Manager. In consideration for the License Agreement Amendment, the Company agreed to assume $126,000 of obligations by paying MCL $55,000, with the balance being paid, with no interest, in equal monthly installments over a period of eighteen months. The balance payable (reflected as Notes payable in the accompanying balance sheet) at January 31, 2012 is $51,275.

Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Note 12- Subsequent Events

Investment and Securities Purchase Agreements with Fairhills Capital

On August 1, 2012, the Company entered into an Investment Agreement with Fairhills Capital Offshore, Ltd., a Cayman Islands company ("Fairhills" and the "Investment Agreement").

The Investment Agreement provides that the Company may, from time to time in its sole discretion as, and when it determines appropriate in accordance with the terms and conditions of the Investment Agreement, during the Open Period, defined below, deliver a notice of a put ("Put Notice") to Fairhills which states the dollar amount of securities that the Company intends to sell to Fairhills on a date specified in the Put Notice (the "Put"). The Company will be entitled to Put to Fairhills (the "Put Amount") the number of shares of common stock equal to a maximum of 200% of the average daily volume (U.S. market only) of the Company's common stock for the 10 trading days prior to the applicable Put Notice. The purchase price per share to be paid by Fairhills for each Put Amount will be calculated at a 20% discount to the average of the 3 lowest bid prices during the 10 trading days immediately prior to Fairhills' receipt of the Put Notice. The "Open Period" begins on the trading day after a registration statement is declared effective as to the common stock to be subject to the Put, and ends 36 months after such date, unless earlier terminated in accordance with the Investment Agreement. The Company has the right, pursuant to the terms of the Investment Agreement to sell up to $2 million of common stock to Fairhills.

There are put restrictions applied on days between the date the Put Notice is delivered and the closing date with respect to that particular Put. During this time, the Company shall not be entitled to deliver another Put Notice. In addition, Fairhills will not be obligated to purchase shares if Fairhills' total number of shares beneficially held at that time would exceed 4.99% of the number of shares of the Company's common stock as determined in accordance with Rule 13d-1 of the Securities Exchange Act of 1934, as amended. In addition, the Company is not permitted to draw on the facility unless there is an effective Registration Statement to cover the resale of the shares.

The Investment Agreement further provides that Fairhills and the Company are each entitled to customary indemnification from the other for any losses or liabilities they may suffer as a result of any breach by the other of any provisions of the Investment Agreement or Registration Rights Agreement, as defined below.

In connection with the Investment Agreement, the Company and Fairhills entered into a Registration Rights Agreement ("Registration Rights Agreement"). Under the Registration Rights Agreement, the Company agreed to use its commercially reasonable efforts to file, within 21 days of the date of the Investment Agreement, a Registration Statement on Form S-1 covering the resale of the common stock subject to the Investment Agreement. The Company has agreed to use all commercially reasonable efforts to have the Registration Statement declared effective by the SEC within 120 calendar days after the date of the Registration Rights Agreement.

In addition to the Investment Agreement, on August 1, 2012, the Company and Fairhills entered into a Securities Purchase Agreement, pursuant to which the Company agreed to sell and Fairhills agreed to purchase an aggregate of 625,000 shares of the Company's common stock (the "SPA Shares") for $75,000, or $0.12 per share, in two closings of 312,500 shares each, with one closing occurring on the date the Securities Purchase Agreement was entered into and the second closing occurring on the date that the Company files an amended Registration Statement in response to SEC comments. The Company also agreed to register the SPA Shares sold pursuant to the Securities Purchase Agreement. In addition to agreeing to registering the SPA Shares sold pursuant to the Securities Purchase Agreement, we agreed to provide Fairhills price protection for the SPA Shares and to issue Fairhills additional shares of common stock of the Company on the earlier of the (a) the effectiveness of the SPA Registration Statement; and (b) such time as the SPA Shares can be sold pursuant to Rule 144 of the Securities Act of 1933, as amended, such that the total value of the SPA Shares and any additional shares issuable on such date total $75,000 in value, based on a 20% discount to the then trading price of the Company's common stock.

New Trademark Agreement Relating to the "Marley Coffee" Trademarks/Termination of Obligation to Issue Additional Shares to MCL

On September 13, 2012, the Company entered into a license agreement with an effective date of August 7, 2012 (the "Fifty Six Hope Road Trademark License Agreement") with Fifty Six Hope Road Music Limited, a Bahamas international business company ("Fifty Six Hope Road"). Pursuant to the Fifty Six Hope Road Trademark License Agreement, Fifty Six Hope Road granted the Company a worldwide, exclusive, non-transferable license to utilize the "Marley Coffee" trademarks (the "Trademarks") in connection with (i) the manufacturing, advertising, promotion, sale offering for sale and distribution of coffee in all its forms and derivations, regardless of portions, sizes or packaging (the "Exclusive Licensed Products") and (ii) coffee roasting services, coffee production services, and coffee sales, supply, distribution and support services, provided that the Company may not open retail coffee houses under the Trademark. In addition, Fifty Six Hope Road granted the Company the right to use the Trademarks on advertising and promotional materials that pertain solely to the sale of coffee cups, coffee mugs, coffee glasses, saucers, milk steamers, machines for brewing coffee, espresso and/or cappuccino, grinders, water treatment products, tea products, chocolate products, and ready-to-use (instant) coffee products (the "Non-Exclusive Licensed Products", and together with the Exclusive Licensed Products, the "Licensed Products"). Licensed Products may be sold by the Company pursuant to the Fifty Six Hope Road Trademark License Agreement through all channels of distribution, provided that, subject to certain exceptions, the Company cannot sell the Licensed Products by direct marketing methods (other than the Company's website), including television, infomercials or direct mail without the prior written consent of Fifty Six Hope Road. In consideration for the foregoing licenses, the Company agreed to pay royalties to Fifty Six Hope Road in an amount equal to 3% of the net sales of all Licensed Products. In addition, such royalty payments are to be deferred during the first 20 months of the term of the License Agreement, and such deferred payments shall be paid on a quarterly-basis thereafter.

The Fifty Six Hope Road Trademark License Agreement superseded and replaced the trademark license agreement dated March 31, 2010, as amended on August 5, 2011, between the Company and Marley Coffee, LLC ("MCL"), pursuant to which MCL granted the Company an exclusive, terminable sub-license to use the Trademarks (the "MCL Trademark License Agreement"). Previously, in connection with the MCL Trademark License Agreement, Fifty Six Hope Road granted a worldwide, exclusive, terminable oral license to MCL to utilize the Trademarks and further granted the right for MCL to grant to the Company an exclusive, terminable sub-license to use the Trademarks. As part of the consideration between the Company and MCL for the Trademark License Agreement, effective March 31, 2010, the Company agreed to issue to MCL 10,000,000 shares of common stock of the Company as follows: 1,000,000 shares of the Company's common stock upon execution of such Agreement, and an additional 1,000,000 shares of common stock on each anniversary of the execution of the Trademark License Agreement for the following nine years, through March 31, 2019. As of July 31, 2012, the Company had issued 2,000,000 shares of Company's common stock to MCL and was obligated to issue an additional 1,000,000 shares of the Company's common stock to MCL. These shares were offered and sold pursuant to an exemption from registration set forth in section 4(2) of the 1933 Act. Effective upon the execution of the Fifty Six Hope Road Trademark License Agreement, the MCL Trademark License Agreement was terminated and the Company was under no further obligation to issue the remaining 7,000,000 shares of common stock of the Company to MCL as consideration under the MCL Trademark License Agreement.

NOTE 10 - SUBSEQUENT EVENTS

On February 3rd, 2012 MCL, LLC and its officers received a termination letter from Blue Mountain Coffee Europe Limited (BMCE), a UK company, terminating a previously dormant "sales and marketing" agreement signed on December 22, 2010. From December 22, 2010 until its termination, no business activities commenced between the two companies. On February 3rd, 2012 MCL granted an oral sublicense to the Company to expand its territory to include the UK and Ireland. On March 22nd, the Company signed a Trademark Licensing Agreement with BMCE to sublicense the use of the Trademarks to BMCE for a licensing fee for the use in connection with certain licensed products subject to the rights and limitations of the 56 License and in the MCL License. The grant of this sublicense is contingent upon BMCE obtaining certain annual sales objectives.

Business Overview and Summary of Accounting Policies (Policy)	6 Months Ended
Jul. 31, 2012
Business Overview and Summary of Accounting Policies [Abstract]
Reclassifications	Reclassifications. Certain prior year amounts have been reclassified to conform with the current year presentation for comparative purposes.
Use of Estimates in Financial Statement Preparation

Use of Estimates in Financial Statement Preparation. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as certain financial statement disclosures. While management believes that the estimates and assumptions used in the preparation of the financial statements are appropriate, actual results could differ from these estimates.

The Company has adopted a single definition of fair value, a framework for measuring fair value, and expanded disclosures concerning fair value. In this valuation, the exchange price is the price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date and fair value is a market-based measurement and not an entity-specific measurement.

The Company utilizes the following hierarchy in fair value measurements:

·	Level 1 - Inputs use quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

·	Level 2 - Inputs use other inputs that are observable, either directly or indirectly. These inputs include quoted prices for similar assets and liabilities in active markets as well as other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

·	Level 3 - Inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability

Cash and Cash Equivalents

Cash and Cash Equivalents. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. At July 31, 2012, the Company invested approximately $240,000 in a money market account with an average market yield of 0.20%. Interest income of $413 was recognized for the six months ended July 31, 2012. As of July 31, 2012, the Company held no auction rate securities.

Revenue Recognition

Revenue Recognition. All revenue is recognized when persuasive evidence of an arrangement exists, the service or sale is complete, the price is fixed or determinable and ability to collect is reasonably assured. Revenue is derived from the sale of coffee products and is recognized on a gross basis upon shipment.

The Company utilizes a third party for the production and fulfillment of orders placed by customers. The Company acts as a principal, takes title to the products, and has the risks and rewards of ownership, such as the risks of loss for collection, delivery and returns.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts. The Company does not require collateral from its customers with respect to accounts receivable. The Company determines any required allowance by considering a number of factors, including the length of time accounts receivable are past due. The Company provides reserves for accounts receivable when they become uncollectible. The Company has determined that no allowance for doubtful accounts was required at July 31, 2012.

Property and Equipment

Property and Equipment. Equipment is stated at cost less accumulated depreciation and amortization. Maintenance and repairs, as incurred, are charged to expense. Renewals and enhancements which extend the life or improve existing equipment are capitalized. Upon disposition or retirement of equipment, the cost and related accumulated depreciation are removed and any resulting gain or loss is reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are three years.

Depreciation was $2,622 and $833 for the six months ended July 31, 2012 and 2011, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets. Long-lived assets consist of a license agreement (See Note 4). The license agreement is reviewed for impairment at least annually whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset. In the event that such cash flows are not expected to be sufficient to recover the carrying amount of the assets, the assets are written down to their estimated fair values. Management evaluated the carrying value of the license and determined that no impairment existed at July 31, 2012.

Stock-Based Compensation

Stock-Based Compensation. Pursuant to the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 718-10, "Compensation - Stock Compensation," which establishes accounting for equity instruments exchanged for employee service, we utilize the Black-Scholes option pricing model to estimate the fair value of employee stock option awards at the date of grant, which requires the input of highly subjective assumptions, including expected volatility and expected life. Changes in these inputs and assumptions can materially affect the measure of estimated fair value of our share-based compensation. These assumptions are subjective and generally require significant analysis and judgment to develop. When estimating fair value, some of the assumptions will be based on, or determined from, external data and other assumptions may be derived from our historical experience with stock-based payment arrangements. The appropriate weight to place on historical experience is a matter of judgment, based on relevant facts and circumstances.

Common stock issued for services to non-employees is valued at the market value of the stock on the date of issuance or the value of the services, whichever is more clearly determinable. If the total value exceeds the par value of the stock issued, the value in excess of the par value is added to the additional paid-in-capital account. We estimate volatility of our publicly-listed common stock by considering historical stock volatility.

Income Taxes

Income Taxes. The Company follows ASC 740, Income Taxes. Deferred tax assets or liabilities are recorded to reflect the future tax consequences of temporary differences between the financial reporting basis of assets and liabilities and their tax basis at each reporting period. These amounts are adjusted, as appropriate, to reflect enacted changes in tax rates expected to be in effect when the temporary differences reverse.

A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Earnings or Loss Per Common Share

Earnings or Loss Per Common Share. Basic earnings per common share equals net earnings or loss divided by the weighted average of shares outstanding during the year. Diluted earnings per share includes the impact on dilution from all contingently issuable shares, including options, warrants and convertible securities. The common stock equivalents from contingent shares are determined by the treasury stock method. The Company incurred a net loss for the three months and six months ended July 31, 2012 and 2011 respectively, and therefore, basic and diluted earnings per share for those periods are the same since all potential common equivalent shares would be anti-dilutive including 7,700,000 options as of July 31, 2012.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements. In September 2011, the FASB issued Accounting Standards Update ("ASU") 2011-08, Goodwill and Other (Topic 350): Testing Goodwill and Other Assets for Impairment, which simplifies goodwill and other asset impairment tests. The new guidance states that a qualitative assessment may be performed to determine whether further impairment testing is necessary and is effective beginning fiscal years and interim periods beginning after December 15, 2011. The impact of adopting this ASU was not material to the Company's financial position or results of operations.

Accounting standards that have been issued by the FASB or other standards setting bodies that do not require adoption until a future date are being evaluated by the Company to determine whether adoption will have a material impact on the Company's financial statements.

Stock Options (Tables)	6 Months Ended
Jul. 31, 2012
Stock Options [Abstract]
Schedule of Stock Options Activity

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at February 1, 2012	7,200,000	$0.40
Granted	500,000	0.26
Exercised	0	0
Forfeited and canceled	0	0

Outstanding at July 31, 2012	7,700,000	$0.39	5.1

Exercisable at July 31, 2012	100,000	$0.26	5.4

Income Taxes (Tables)	6 Months Ended
Jul. 31, 2012
Income Taxes [Abstract]
Schedule of Reconciliation of Income Taxes

	July 31,	July 31,
	2012	2011
Federal income taxes at 34%	$(639,000)	$(226,000)
State income tax, net of federal benefit	(112,000)	(40,000)
Tax effect on non-deductible expenses and credits	-	-
Increase in valuation allowance	751,000	266,000
	$-	$-

Concentrations (Tables)	6 Months Ended
Jul. 31, 2012
Concentrations [Abstract]
Schedule of Significant Suppliers

The suppliers comprising 5% or more of the Company's cost of sales for the three months ended July 31, 2012 and 2011 are listed below (in thousands).

	July 31, 2012		July 31, 2011
Total cost of sales	$493	100%	$46	100%

Supplier concentration:
Canterbury Coffee Corporation	3	1%	18	39%
Marley Coffee Ltd.	316	64%	-	-
National C.S. & V., LLC	35	7%	22	48%
National Coffee Roasters, LLC	123	25%	-	-
Total supplier costs	477	97%	40	87%

Other costs	16	3%	6	13%

Total cost of sales	$493	100%	$46	100%

The suppliers comprising 5% or more of the Company's cost of sales for the six months ended July 31, 2012 and 2011 are listed below (in thousands).

	July 31, 2012		July 31, 2011
Total cost of sales	$727	100%	$69	100%

Supplier concentration:
Canterbury Coffee Corporation	37	5%	39	57%
Marley Coffee Ltd.	347	48%	-	-
National C.S. & V., LLC	91	13%	22	32%
National Coffee Roasters, LLC	221	30%	-	-
Total supplier costs	696	96%	61	89%

Other costs	31	4%	8	11%

Total cost of sales	$727	100%	$69	100%

Business Overview and Summary of Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Business Overview and Summary of Accounting Policies [Abstract]
Money market accounts	$ 240,000		$ 240,000
Average market yield	0.20%		0.20%
Interest income	103	970	413	970	2,474
Depreciation			$ 2,622	$ 833	$ 2,341	$ 740
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities			7,700,000

Going Concern and Liquidity (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Going Concern and Liquidity [Abstract]
Net loss	$ (986,232)	$ (484,160)	$ (1,880,411)	$ (665,211)	$ (2,466,039)	$ (151,235)
Accumulated deficit	$ (4,921,276)		$ (4,921,276)		$ (3,040,865)	$ (574,826)

Trademark License Agreement (Details) (MCL Trademark License Agreement [Member], USD $)	0 Months Ended	6 Months Ended
	Mar. 31, 2010	Jul. 31, 2012	Jan. 31, 2011	Dec. 31, 2010
MCL Trademark License Agreement [Member]
Business Acquisition [Line Items]
Licensing agreement, effective date		Mar 31, 2010
Common stock reserved for issuance per the licensing agreement	10,000,000
Licensing agreement, number of common shares issued immediately upon the execution of the agreement				1,000,000
Licensing agreement, number of shares to be issued on every anniversary of agreement	1,000,000
Licensing agreement, number of anniversary stock issuances	9
Fair value of license agreement	$ 640,000
Additional obligations assumed			$ 126,000

Notes Payable (Details) (USD $)	6 Months Ended			0 Months Ended	6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jan. 31, 2012	Jul. 19, 2012 TCA Global Credit Master Fund, L.P. [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member]	Jun. 29, 2012 TCA Global Credit Master Fund, L.P. [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Asset Monitoring [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Transaction Advisory [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Collection for Receivables Received within 30 Days of Invoice Date [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Collection for Receivables Received 31-60 Days of Invoice Date [Member]	Jul. 31, 2012 TCA Global Credit Master Fund, L.P. [Member] Collection for Receivables Received 61-90 Days of Invoice Date [Member]	Jul. 19, 2012 TCA Global Credit Master Fund, L.P. [Member] Due Diligence And Document Review [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 2,000,000
Amount borrowed						350,000
Maturity date					Jul 18, 2013
Interest rate					12.00%
Interest rate when in default					18.00%
Debt conversion price, percent of average closing price					85.00%
Maximum percent of beneficial ownership after conversion, by holder					4.99%
Secured promissory note, discount	59,850		0		59,850
Prepayment penalty, percentage charged in first 180 days					5.00%
Prepayment penalty, percentage charged subsequent to 180 days					2.50%
Prepayment penalty, term threshhold					180 days
Debt instrument, fee commitment amount							1,500
Debt instrument, fee amount												25,000
Debt instrument, fee percentage								4.00%	0.88%	1.63%	2.25%
Payment of financing costs	57,575				57,575
Debt instrument, carrying amount				292,425
Deferred financing costs	$ 91,406				$ 100,000
Fee Facility Shares, shares issued				588,235
Fee Facility Shares, adjustment term from closing				12 months
Fee Facility Shares, number of payments in event shares cannot be monetized					6
Debt instrument terms, maximum percentage of stock towards employee stock option plans and acquisitions					15.00%

Other Related Party Transactions (Details) (USD $)	3 Months Ended	6 Months Ended
	Jul. 31, 2012	Jul. 31, 2012
Marley Coffee Ltd [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 0	$ 30,866
Chairman, ownership percentage	25.00%	25.00%
Due to related party	316,000	316,000
Nicole Whittle [Member]
Related Party Transaction [Line Items]
Related party expenses		$ 42,000

Stockholder's Equity (Details)	6 Months Ended
	Jul. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Stockholder's Equity [Abstract]
Common stock, number of votes per share held	1
Common stock, shares authorized	5,112,861,525	5,112,861,525	5,112,861,525
Common stock, shares issued	76,744,150	76,744,150	69,297,650
Common stock, shares outstanding	76,744,150	76,744,150	69,297,650

Stock Options (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2012	Jul. 31, 2012	Jul. 31, 2012	Jan. 31, 2012
Stock Options [Abstract]
Shares authorized under the plan		20,000,000	20,000,000
Shares outstanding		7,700,000	7,700,000	7,200,000
Shares granted	500,000		500,000
Exercise price	$ 0.26	$ 0.26	$ 0.26
Term of options (years)	6	5.1	5.1
Fair value of options granted	$ 126,678
Discount rate	0.87%
Expected term (years)	4
Expected volatility	222.60%
Expected dividends	0
Share-based compensation expense		521,027	996,181
Unamortized stock options expense		3,805,272	3,805,272
Outstanding options, intrinsic value		0	0
Exercisable options, intrinsic value		$ 0	$ 0

Stock Options (Schedule of Stock Options Activity) (Details) (USD $)	1 Months Ended	6 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Number of Shares
Outstanding at February 1, 2012		7,200,000
Granted	500,000	500,000
Exercised		0
Forfeited and canceled		0
Outstanding at July 31, 2012		7,700,000
Exercisable at July 31, 2012		100,000
Weighted Average Exercise Price
Outstanding at February 1, 2012		$ 0.4
Granted	$ 0.26	$ 0.26
Exercised		$ 0
Forfeited and canceled		$ 0
Outstanding at July 31, 2012		$ 0.39
Exercisable at July 31, 2012		$ 0.26
Weighted Average Remaining Contract Term (# years)
Outstanding at July 31, 2012	6	5.1
Exercisable at July 31, 2012		5.4

Income Taxes (Schedule of Reconciliation of Income Taxes) (Details) (USD $)	6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Income Taxes [Abstract]
Federal income taxes at 34%	$ (639,000)	$ (226,000)
State income tax, net of federal benefit	(112,000)	(40,000)
Tax effect on non-deductible expenses and credits
Increase in valuation allowance	751,000	266,000
Income tax expense

Income Taxes (Narrative) (Details) (USD $)	6 Months Ended
Jul. 31, 2012
Income Taxes [Abstract]
Loss carryovers	$ 3,924,230
Loss carryovers, expiration date, beginning	2025
Cumulative change in ownership that could limit use of loss carryforward	50.00%
Period of time during which change of ownership is cumulative	3 years
Uncertain tax position, likelihood of being sustained, threshold for recognition.	50.00%

Concentrations (Schedule of Significant Suppliers) (Details) (Total cost of sales [Member], USD $)	3 Months Ended		6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Concentration Risk [Line Items]
Amount included in cost of sales	$ 493,000	$ 46,000	$ 727,000	$ 69,000
Percent of cost of sales	100.00%	100.00%	100.00%	100.00%
Total supplier costs [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	477,000	40,000	696,000	61,000
Percent of cost of sales	97.00%	87.00%	96.00%	89.00%
Canterbury Coffee Corporation [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	3,000	18,000	37,000	39,000
Percent of cost of sales	1.00%	39.00%	5.00%	57.00%
Marley Coffee Ltd. [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	316,000		347,000
Percent of cost of sales	64.00%	0.00%	48.00%	0.00%
National C.S. & V., LLC [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	35,000	22,000	91,000	22,000
Percent of cost of sales	7.00%	48.00%	13.00%	32.00%
National Coffee Roasters, LLC [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	123,000		221,000
Percent of cost of sales	25.00%	0.00%	30.00%	0.00%
Other costs [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	$ 16,000	$ 6,000	$ 31,000	$ 8,000
Percent of cost of sales	3.00%	13.00%	4.00%	11.00%

Concentrations (Narrative) (Details) (Total cost of sales [Member], USD $)	3 Months Ended		6 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Concentration Risk [Line Items]
Amount included in cost of sales	$ 493,000	$ 46,000	$ 727,000	$ 69,000
Percent of cost of sales	100.00%	100.00%	100.00%	100.00%
Total supplier costs [Member]
Concentration Risk [Line Items]
Amount included in cost of sales	477,000	40,000	696,000	61,000
Percent of cost of sales	97.00%	87.00%	96.00%	89.00%
Marley Coffee Ltd. and National Coffee Roasters, LLC [Member]
Concentration Risk [Line Items]
Amount included in cost of sales			568,000
Percent of cost of sales			78.00%
Canterbury Coffee Corporation and National C.S. & V., L.L.C. [Member]
Concentration Risk [Line Items]
Amount included in cost of sales				$ 61,000
Percent of cost of sales				89.00%

Commitments and Contingencies (Details) (MCL Trademark License Agreement [Member])	0 Months Ended	6 Months Ended
	Mar. 31, 2010	Jul. 31, 2012	Dec. 31, 2010
MCL Trademark License Agreement [Member]
Business Acquisition [Line Items]
Licensing agreement, effective date		Mar 31, 2010
Common stock reserved for issuance per the licensing agreement	10,000,000
Licensing agreement, number of common shares issued immediately upon the execution of the agreement			1,000,000
Licensing agreement, number of shares to be issued on every anniversary of agreement	1,000,000
Licensing agreement, number of anniversary stock issuances	9
Issuance of common stock for licensing agreement		2,000,000
Licensing agreement, number of shares obligated for future issuance		1,000,000
Number of shares reserved, no longer obligated to be issued		7,000,000

Subsequent Events (Investments and Securities Purchase Agreements with Fairhills Capital) (Details) (USD $)	0 Months Ended
Aug. 01, 2012
Investment Agreement [Member]
Subsequent Event [Line Items]
Maximum number of shares that can be put to the investment company, expressed as a percent of average trading volume	200.00%
Number of trading days used to determine the average daily trading volume	10 days
Discount rate used to determine the purchase price of the shares	20.00%
Number of minimum bid prices used to determine the purchase price of common shares associated with the put notice	3
Open period duration	36 months
Maximum value of stock that may be sold to the investment company, pursuant to the agreement	$ 2,000,000
Maximum percent of beneficial ownership after conversion, by holder	4.99%
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Total number of shares to be sold, per the agreement	625,000
Value of shares to be sold	75,000
Shares to be sold, price per share	$ 0.12
Number of shares to be sold, per closing	312,500
Securities Purchase Agreement [Member] | Additional Shares [Member]
Subsequent Event [Line Items]
Discount rate used to determine the purchase price of the shares	20.00%
Value of shares to be sold	$ 75,000

Subsequent Events (New Trademark Agreement Relating to the "Marley Coffee" Trademarks/Termination of Obligation to Issue Additional Shares to MCL) (Details)	0 Months Ended		6 Months Ended
	Sep. 13, 2012	Mar. 31, 2010	Jul. 31, 2012	Dec. 31, 2010
Fifty Six Hope Road Trademark License Agreement [Member]
Subsequent Event [Line Items]
Licensing agreement, effective date	Aug 7, 2012
Royalty expense, percent of net sales	3.00%
Royalty payments, deferment period	20 months
MCL Trademark License Agreement [Member]
Subsequent Event [Line Items]
Common stock reserved for issuance per the licensing agreement		10,000,000
Licensing agreement, number of common shares issued immediately upon the execution of the agreement				1,000,000
Issuance of common stock for licensing agreement			2,000,000
Licensing agreement, number of shares to be issued on every anniversary of agreement		1,000,000
Licensing agreement, number of anniversary stock issuances		9
Licensing agreement, number of shares obligated for future issuance			1,000,000
Number of shares reserved, no longer obligated to be issued	7,000,000